Reserves for Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the cardmember receivables reserve for losses
Balance, January 1	$ 438	$ 386	$ 546
Additions:
Cardmember receivables provisions	601	603	439
Cardmember receivables provisions - other	141	167	156
Total provision	742	770	595
Deductions:
Cardmember receivables net write-offs	(640)	(560)	(598)
Cardmember receivables reserves for losses - other	(112)	(158)	(157)
Balance, December 31	$ 428	$ 438	$ 386